EMPLOYEE BENEFIT PLANS - Expected Future Benefit Payments (Detail) $ in Millions	12 Months Ended
Jan. 03, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, ten Fiscal Years Thereafter	10 years
Total	$ 1,662.7
Year 1	163.4
Year 2	169.9
Year 3	196.2
Year 4	159.7
Year 5	159.0
Years 6-10	$ 814.5